Retail | Fidelity Total Bond Fund
Fund Summary Fund/Class: Fidelity® Total Bond Fund/Fidelity Total Bond Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity Total Bond Fund Class: Fidelity Total Bond Fund USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Retail Fidelity Total Bond Fund Class: Fidelity Total Bond Fund
Management fee	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example	Retail Fidelity Total Bond Fund Class: Fidelity Total Bond Fund USD ($)
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities.
  Using the Barclays® U.S. Universal Bond Index as a guide in allocating assets across the investment-grade, high yield, and emerging market asset classes.
  Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Managing the fund to have similar overall interest rate risk to the index.
  Investing in domestic and foreign issuers.
  Allocating assets across different asset classes, market sectors, and maturities.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.71%	June 30, 2009
Lowest Quarter Return	-3.16%	December 31, 2008
Year-to-Date Return	0.33%	September 30, 2015

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2014
Average Annual Total Returns - Retail - Fidelity Total Bond Fund	Past 1 year	Past 5 years	Past 10 years
Class: Fidelity Total Bond Fund | Return Before Taxes	5.54%	5.37%	5.12%
Class: Fidelity Total Bond Fund | Return After Taxes on Distributions	4.14%	3.65%	3.35%
Class: Fidelity Total Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares	3.14%	3.58%	3.33%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%
Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)	5.56%	4.81%	4.91%